UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 332,783	$ 52,495	¥ 541,671
Value-added services and others	31,431	4,958	73,538
Total net revenues	364,214	57,453	615,209
Operating costs and expenses:
Operating cost	(405,661)	(63,991)	(684,205)
Selling and marketing expenses	(189)	(30)	(12,503)
General and administrative expenses	(25,329)	(3,996)	(46,243)
Research and development expenses	(1,853)	(292)	(4,765)
Impairment loss on long-lived assets	(100,156)	(15,799)	(42,584)
Other expense, net	(20,074)	(3,167)	(26,426)
Total operating costs and expenses	(553,262)	(87,275)	(816,726)
Loss from operations	(189,048)	(29,822)	(201,517)
Interest expense, net	(54,174)	(8,546)	(64,287)
Debt extinguishment cost			(41,964)
Foreign exchange loss, net	(5)	(1)	(192)
Loss before income taxes	(243,227)	(38,369)	(307,960)
Income tax (expenses) benefits	3	0	(25)
Net loss	(243,224)	(38,369)	(307,985)
Less: net loss attributable to noncontrolling interests			(11)
Net loss attributable to Q&K International Group Limited's ordinary shareholders	¥ (243,224)	$ (38,369)	¥ (307,974)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited' ordinary shareholders basic | (per share)	¥ (0.14)	$ (0.02)	¥ (0.23)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited' ordinary shareholders diluted | (per share)	¥ (0.14)	$ (0.02)	¥ (0.23)
Weighted average number of ordinary shares used in computing net loss per share-basic | shares	1,728,612,425	1,728,612,425	1,352,152,052
Weighted average number of ordinary shares used in computing net loss per share-diluted | shares	1,728,612,425	1,728,612,425	1,352,152,052
Net loss	¥ (243,224)	$ (38,369)	¥ (307,985)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	3,642	575	13,500
Comprehensive loss	(239,582)	(37,794)	(294,485)
Less: comprehensive loss attributable to non-controlling interests			(11)
Comprehensive loss attributable to Q&K International Group Limited' ordinary shareholders	¥ (239,582)	$ (37,794)	¥ (294,474)